Changes in goodwill (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in Goodwill [Abstract]
Beginning balance	₩ 3,873,060	₩ 3,871,482
Acquisitions through business combinations	42,103	4,427
Disposal	0	0
Impairment loss	0	(2,849)
Other	0	0
Ending balance	₩ 3,915,163	₩ 3,873,060